Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Stockholders' Equity [Abstract]
Stockholders' Equity

(10) Stockholders' Equity

(a) Initial Public Offering

On August 1, 2011, the Company completed an initial public offering in which the Company sold 22,250,000 shares of common stock at an initial public offering price of $19.00 per share, less underwriter discounts and commissions, resulting in net proceeds to the Company of approximately $390.0 million after deducting underwriter discounts and commissions and expenses paid or payable by the Company. Additionally, the underwriters exercised, in full, their option to purchase 3,337,500 additional shares, which were sold by certain existing stockholders. The Company did not receive any proceeds from the sales of shares by the existing stockholders. The Company used a portion of the net proceeds from the initial public offering to repay the remaining $375.0 million outstanding under the senior notes, with the remaining net proceeds being used for working capital and general corporate purposes. As of September 24, 2011, $126 thousand of accrued offering costs remained unpaid, but are expected to be paid by the end of the Company's fiscal year.

(b) Class L Common Stock

Prior to the initial public offering, our charter authorized the Company to issue two classes of common stock, Class L and common. The rights of the holders of common and Class L shares were identical, except with respect to priority in the event of a distribution, as defined. The Class L common stock was entitled to a preference with respect to all distributions by the Company until the holders of Class L common stock had received an amount equal to the Class L base amount of approximately forty-one dollars and seventy-five cents per share, plus an amount sufficient to generate an internal rate of return of 9% per annum on the Class L base amount, compounded quarterly. Thereafter, the common and Class L stock shared ratably in all distributions by the Company. Class L common stock was classified outside of permanent equity in the consolidated balance sheets at its preferential distribution amount, as the Class L stockholders controlled the timing and amount of distributions. The Class L preferred return of 9% per annum, compounded quarterly, was added to the Class L preferential distribution amount each period and recorded as an increase to accumulated deficit. Dividends paid on the Class L common stock reduced the Class L preferential distribution amount.

Immediately prior to the initial public offering, each outstanding share of Class L common stock converted into approximately 0.2189 of a share of common stock plus 2.2149 shares of common stock, which was determined by dividing the Class L preference amount, $38.8274, by the initial public offering price net of the estimated underwriting discount and a pro rata portion, based upon the number of shares sold in the offering, of the estimated offering-related expenses. As such, the 22,866,379 shares of Class L common stock that were outstanding at the time of the offering converted into 55,652,782 shares of common stock.

The change in Class L common stock during the nine months ended September 24, 2011 resulted from the following (in thousands):

	Nine months ended September 24, 2011
	Shares	Amount

Common stock, Class L, as of December 25, 2010	22,995	$840,582
Issuance of Class L common stock	65	2,271
Repurchases of Class L common stock	—	(113)
Retirement of treasury stock	(194)	—
Accretion of Class L preferred return	—	45,101
Conversion of Class L shares to Class A shares	(22,866)	(887,841)

Common stock, Class L, as of September 24, 2011	—	—

The increase in the accumulated deficit for the nine months ended September 24, 2011 resulted from the accretion of the Class L preferred return, offset by net income for the period.

(c) Treasury Stock

During the nine months ended September 24, 2011, the Company repurchased a total of 17,189 shares of common stock and 3,266 shares of Class L common stock that was originally sold and/or granted to former employees of the Company. The Company accounts for treasury stock under the cost method, and as such recorded $286 thousand in treasury stock during the nine months ended September 24, 2011 based on the cost of the shares on the respective dates of repurchase. On April 26, 2011, the Company retired all of its treasury stock, resulting in a $2.0 million reduction in common treasury stock and additional paid-in-capital.

(d) Equity Incentive Plans

The Company's 2006 Executive Incentive Plan, as amended, (the "2006 Plan") provides for the grant of stock-based and other incentive awards. A maximum of 12,191,145 shares of common stock may be delivered in satisfaction of awards under the 2006 Plan, of which a maximum of 5,012,966 shares may be awarded as nonvested (restricted) shares and a maximum of 7,178,179 may be delivered in satisfaction of stock options.

The Dunkin' Brands Group, Inc. 2011 Omnibus Long-Term Incentive Plan (the "Omnibus Plan") was adopted in July 2011, and will replace the 2006 Plan. A maximum of 7,000,000 shares of common stock may be delivered in satisfaction of awards under the Omnibus Plan. As of September 24, 2011, no awards have been made under the Omnibus Plan, however, the Company intends on granting all future stock-based awards under this plan.

During the nine months ended September 24, 2011, the Company granted the following stock-based awards, all of which were granted under the 2006 Plan:

Grant Date	Type of award	Number of awards granted	Option exercise price	Fair value of underlying common stock

3/9/2011	Executive options	637,040	$7.31	$7.31
3/9/2011	Nonexecutive options	21,891	$7.31	$7.31
7/26/2011	Restricted shares	65,000	n/a	$19.00
7/26/2011	Executive options	191,000	$19.00	$19.00
7/26/2011	Nonexecutive options	28,600	$19.00	$19.00

The executive stock options vest in two separate tranches, which have been designated as Tranche 4 and Tranche 5. Tranche 4 options vest in equal annual amounts over a five-year period subsequent to the grant date. Tranche 5 options vest based on continued service over a five-year period and achievement of specified investor returns upon a sale, distribution, or dividend. Both Tranche 4 and Tranche 5 options provide for partial accelerated vesting upon change in control. The nonexecutive stock options vest in equal annual amounts over a five-year period subsequent to the grant date, and also fully vest upon a change of control. The maximum contractual term of both executive and nonexecutive options is ten years. The restricted shares vest in four or five equal annual installments based on a service condition, and also fully vest upon a change of control. Of the awards granted on July 26, 2011, 65,000 restricted shares and 155,000 executive options were forfeited prior to September 24, 2011.

The Company estimated the fair value of the Tranche 4 options and the nonexecutive options on the date of grant using the Black-Scholes option pricing model. The fair value of the Tranche 5 options was estimated on the date of grant using a combination of lattice models and Monte Carlo simulations. The estimated fair value of awards granted is based upon certain assumptions, including probability of achievement of performance and market conditions for certain awards, stock price, expected term, expected volatility, dividend yield, and a risk-free interest rate. Prior to the initial public offering, the fair value of the common stock underlying the options granted was determined based on a contemporaneous valuation performed by an independent third-party valuation specialist in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Total compensation expense related to all share-based awards was $3.0 million and $304 thousand for the three months ended September 24, 2011 and September 25, 2010, respectively, and $3.4 million and $1.2 million for the nine months ended September 24, 2011 and September 25, 2010, respectively, and is included in general and administrative expenses, net in the consolidated statements of operations. Share-based compensation expense for the three and nine months ended September 24, 2011 includes $2.6 million of expense recorded upon completion of the initial public offering related to approximately 0.8 million outstanding Tranche 3 restricted shares granted to employees primarily in 2006 that were not eligible to vest until completion of an initial public offering or change of control (performance condition).

(13) Stockholders' equity

(a) Common Stock

Our charter authorizes the Company to issue two classes of common stock, Class L and common. The rights of the holders of common and Class L shares are identical, except with respect to priority in the event of a distribution, as defined. The Class L common stock is entitled to a preference with respect to all distributions by the Company until the holders of Class L common stock have received an amount equal to the Class L base amount of approximately forty-one dollars and seventy-five cents per share, plus an amount sufficient to generate an internal rate of return of 9% per annum on the Class L base amount, compounded quarterly. Thereafter, the common and Class L stock share ratably in all distributions by the Company. In the event of a change of control or an initial public offering of the Company, each share of Class L common stock is convertible into a number of shares of common stock based on the fair market value of a common share at such time. Class L common stock is classified outside of permanent equity in the consolidated balance sheets at its preferential distribution amount, as the Class L stockholders control the timing and amount of distributions. The Class L preferred return of 9% per annum, compounded quarterly, is added to the Class L preferential distribution amount each period and recorded as an increase to accumulated deficit. Dividends paid on the Class L common stock reduce the Class L preferential distribution amount.

The changes in Class L common stock were as follows (in thousands):

	Fiscal year ended
	December 25, 2010		December 26, 2009		December 27, 2008
	Shares	Amount	Shares	Amount	Shares	Amount

Common stock, Class L, beginning of year	22,981	$1,232,001	22,918	$1,127,863	22,918	$1,033,450
Issuance of Class L common stock	14	754	63	2,648	—	—
Repurchases of Class L common stock	—	(3,197)	—	(3,070)	—	(1,039)
Cash dividends paid	—	(500,002)	—	—	—	—
Accretion of Class L preferred return	—	111,026	—	104,560	—	95,452

Common stock, Class L, end of year	22,995	$840,582	22,981	$1,232,001	22,918	$1,127,863

On December 3, 2010, the board of directors declared an aggregate dividend in the amount of $500.0 million, or $21.93 per share, payable on that date in accordance with the Company's charter to the holders of Class L common stock as of that date. The dividend was recorded as a reduction to Class L common stock.

Common shares issued and outstanding included in the consolidated balance sheets include vested and unvested restricted shares. Common stock in the consolidated statement of stockholders' equity and comprehensive income (loss) exclude unvested restricted shares.

(b) Treasury stock

During fiscal years 2010, 2009, and 2008, the Company repurchased a total of 193,800 shares, 201,372 shares, and 78,773 shares, respectively, of common stock and 65,414 shares, 72,859 shares, and 24,789 shares, respectively, of Class L shares that were originally sold and granted to former employees of the Company. The Company accounts for treasury stock under the cost method, and as such has recorded a total of $1.8 million in common treasury stock as of December 25, 2010 based on the fair market value of the shares on the respective dates of repurchase. Repurchases of Class L shares are recorded as reductions to Class L common stock.

(c) Equity incentive plans

The Company's 2006 Executive Incentive Plan, as amended, (the 2006 Plan), provides for the grant of stock-based and other incentive awards. A maximum of 12,191,145 shares of common stock may be delivered in satisfaction of awards under the 2006 Plan, of which a maximum of 5,012,966 shares may be awarded as nonvested (restricted) shares and a maximum of 7,178,179 may be delivered in satisfaction of stock options.

Total share-based compensation expense, which is included in general and administrative expenses, net, consisted of the following (in thousands):

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Restricted shares	$639	1,684	1,700
Stock options—executive	703	—	—
Stock options—nonexecutive	119	61	49

Total share-based compensation	$1,461	1,745	1,749

Total related tax benefit	$619	676	699

Nonvested (restricted) shares

The Company has issued restricted shares of common stock to certain executive officers of the Company. The restricted shares generally vest in three separate tranches with different vesting conditions. In addition to the vesting conditions described below, all three tranches of the restricted shares provide for partial or full accelerated vesting upon change in control. Restricted shares that do not vest are forfeited to the Company.

Tranche 1 shares generally vest in four or five equal annual installments based on a service condition. The weighted average requisite service period for the Tranche 1 shares is approximately 4.4 years, and compensation cost is recognized ratably over this requisite service period.

For the restricted shares granted in May 2006, the Tranche 2 shares generally vest in installments on August 31, 2006, December 29, 2007, and continuing annually through December 25, 2010 based on a service condition and performance conditions linked to annual EBITDA targets, which were not achieved for fiscal years 2008, 2009, and 2010. As the Tranche 2 shares vest in installments and contain a performance condition, these shares are treated as five separate awards with five separate vesting dates and requisite service periods. The requisite service periods for the Tranche 2 shares are approximately 0.3 years for the shares that vested on August 31, 2006, 1.3 years for the shares that vested on December 29, 2007, and approximately 1.0 year for the remaining vesting periods. Total compensation cost for the Tranche 2 shares is determined based on the most likely outcome of the performance conditions and the number of awards expected to vest based on those outcomes.

For all other restricted shares granted, the Tranche 2 shares generally vest in five annual installments beginning on the last day of the fiscal year of grant based on a service condition and performance conditions linked to annual EBITDA targets, which were not achieved for fiscal years 2008, 2009, and 2010 and are not expected to be achieved in future years. These shares are also treated as five separate awards with five separate vesting dates and requisite service periods. The requisite service periods for these Tranche 2 shares range from 0.2 to 0.5 years for the shares that vest in the year of grant and approximately 1.0 year for the remaining vesting periods.

Tranche 3 shares generally vest in four annual installments based on a service condition, a performance condition, and market conditions. The Tranche 3 shares do not become eligible to vest until the achievement of the performance condition, which is defined as an initial public offering or change in control. These events are not yet considered probable of occurring. The market condition relates to the achievement of a minimum investor rate of return on the Sponsor's shares ranging from 20% to 24% as of specified measurement dates, which occur on the six month anniversary of an initial public offering and every three months thereafter, or on the date of a change in control. Once the occurrence of the performance condition is deemed probable, the derived service period of the market condition will be determined based on a valuation model. As the Tranche 3 shares require the satisfaction of multiple vesting conditions, the requisite service period will be the longest of the explicit, implicit, and derived service periods of the service, performance, and market conditions. As the performance condition cannot be deemed probable of occurring until an initial public offering or change of control event is completed, no compensation cost has been recognized related to the Tranche 3 shares. If an initial public offering or change of control event does occur, the cumulative compensation cost based on the portion of the service period that has elapsed since the grant date would be recorded in the period that such event occurs.

A summary of the changes in the Company's restricted shares during fiscal year 2010 is presented below:

	Number of shares	Weighted average grant-date fair value

Restricted shares at December 26, 2009	2,017,955	$4.34
Granted	—	—
Vested	(293,595)	4.59
Forfeited	(638,533)	4.56

Restricted shares at December 25, 2010	1,085,827	4.28

The fair value of each restricted share was estimated on the date of grant based on recent transactions and third-party valuations of the Company's common stock. As of December 25, 2010, there was $184 thousand of total unrecognized compensation cost related to the Tranche 1 restricted shares granted under the 2006 Plan. Unrecognized compensation cost related to the Tranche 1 shares is expected to be recognized over a weighted average period of approximately 1.3 years. The total potential unrecognized compensation cost related to the Tranche 2 shares is $170 thousand. As the performance condition for Tranche 2 shares is not deemed probable of occurring, it is unlikely the compensation cost will be recognized. The total potential unrecognized compensation cost related to the Tranche 3 shares is $3.9 million, and no compensation cost will be recognized until the related performance condition is deemed probable of occurring. The total grant-date fair value of shares vested during fiscal years 2010, 2009, and 2008 was $1.3 million, $1.9 million, and $1.8 million, respectively.

Stock options—executive

During fiscal year 2010, the Company granted options to executives to purchase 4,750,437 shares of common stock under the 2006 Plan. The executive options vest in two separate tranches, 30% allocated as Tranche 4 and 70% allocated as Tranche 5, each with different vesting conditions. In addition to the vesting conditions described below, both tranches provide for partial accelerated vesting upon change in control. The maximum contractual term of the executive options is ten years.

The Tranche 4 executive options generally vest in equal annual amounts over a five-year period subsequent to the grant date, and as such are subject to a service condition. Certain options provide for accelerated vesting at the date of grant, with 20% of the Tranche 4 options vesting on each subsequent anniversary of the grant date over a three or four-year period. The requisite service periods over which compensation cost is being recognized ranges from three to five years.

The Tranche 5 executive options become eligible to vest based on continued service periods of three to five years that are aligned with the Tranche 4 executive options. Vesting does not actually occur until the achievement of a performance condition, which is the sale of shares by the Sponsors. Additionally, the options are subject to a market condition related to the achievement of specified investor returns to the Sponsors upon a sale of shares. Upon a sale of shares by the Sponsors and assuming the requisite service has been provided, Tranche 5 options will vest in proportion to the percentage of the Sponsors' shares sold by them, but only if the aggregate return on those shares sold is two times the Sponsors' original purchase price. Additionally, 100% of the Tranche 5 options will vest, assuming the requisite service has been provided, if the aggregate amount of cash received by the Sponsors through sales, distributions, or dividends is two times the original purchase price of all shares purchased by the Sponsors. As the Tranche 5 options require the satisfaction of multiple vesting conditions, the requisite service period will be the longest of the explicit, implicit, and derived service periods of the service, performance, and market conditions. As the performance condition cannot be deemed probable of occurring until a Sponsor liquidity event occurs, no compensation cost has been recognized related to the Tranche 5 options.

The fair value of the Tranche 4 options was estimated on the date of grant using the Black-Scholes option pricing model. The fair value of the Tranche 5 options was estimated on the date of grant using a combination of lattice models and Monte Carlo simulations. These models are impacted by the Company's stock price and certain assumptions related to the Company's stock and employees' exercise behavior. Additionally, the value of the Tranche 5 options is impacted by the probability of achievement of the market condition. The following weighted average assumptions were utilized in determining the fair value of executive options granted during fiscal years 2010:

Fiscal year ended December 25, 2010

Weighted average grant-date fair value of share options granted	$1.51
Significant assumptions:
Tranche 4 options:
Risk-free interest rate	2.0%–2.8%
Expected volatility	58.0%
Dividend yield	—
Expected term (years)	5.6–6.5
Tranche 5 options:
Risk-free interest rate	2.3%–3.4%
Expected volatility	43.1%–66.4%
Dividend yield	—

The expected term of the Tranche 4 options was estimated utilizing the simplified method. We utilized the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method was used for all stock options that require only a service vesting condition, including all Tranche 4 options, for all periods presented. The risk-free interest rate assumption was based on yields of U.S. Treasury securities in effect at the date of grant with terms similar to the expected term. Expected volatility was estimated based on historical volatility of peer companies over a period equivalent to the expected term. Additionally, the Company does not currently anticipate paying dividends on the underlying common stock.

As share-based compensation expense recognized is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures of generally 10% per year. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical and forecasted turnover.

A summary of the status of the Company's executive stock options as of December 25, 2010 and changes during fiscal year 2010 are presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)

Share options outstanding at December 26, 2009	—	$—	—
Granted	4,750,437	3.09
Exercised	—	—
Forfeited or expired	(275,832)	3.01

Share options outstanding at December 25, 2010	4,474,606	3.09	9.2	$18,862

Share options exercisable at December 25, 2010	179,291	3.01	9.2	770

Executive stock options granted during fiscal year 2010 consisted of the following:

Grant Date	Number of awards granted	Option exercise price	Fair value of underlying common stock

2/23/2010	4,575,306	$3.01	$3.01
7/26/2010	169,658	$5.02	$5.02
8/6/2010	5,473	$5.02	$5.02

The fair value of the common stock underlying the options granted during fiscal year 2010 was determined based on a contemporaneous valuation performed by an independent third-party valuation specialist in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

As of December 25, 2010, there was $1.7 million of total unrecognized compensation cost related to executive stock options granted under the 2006 Plan. Unrecognized compensation cost is expected to be recognized over a weighted average period of approximately 3.7 years.

Stock options—nonexecutive

During fiscal years 2010, 2009, and 2008, the Company granted options to nonexecutives to purchase 222,198 shares, 14,908 shares, and 69,615 shares, respectively, of common stock under the 2006 Plan. The nonexecutive options vest in equal annual amounts over a five-year period subsequent to the grant date, and as such are subject to a service condition, and also fully vest upon a change of control. The requisite service period over which compensation cost is being recognized is five years. The maximum contractual term of the nonexecutive options is ten years.

The fair value of nonexecutive options was estimated on the date of grant using the Black-Scholes option pricing model. This model is impacted by the Company's stock price and certain assumptions related to the Company's stock and employees' exercise behavior. The following weighted average assumptions were utilized in determining the fair value of nonexecutive options granted during fiscal years 2010, 2009, and 2008:

	Fiscal year ended
	December 25, 2010	December 26, 2009	December 27, 2008

Weighted average grant-date fair value of share options granted	$2.88	0.79	2.07

Weighted average assumptions:
Risk-free interest rate	2.1%	2.3%	3.6%
Expected volatility	58.0	37.0	30.0
Dividend yield	—	—	—
Expected term (years)	6.5	6.5	6.5

The expected term was estimated utilizing the simplified method. We utilized the simplified method because the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method was used for all stock options that require only a service vesting condition, including all non-executive options for all periods presented. The risk-free interest rate assumption was based on yields of U.S. Treasury securities in effect at the date of grant with terms similar to the expected term. Expected volatility was estimated based on historical volatility of peer companies over a period equivalent to the expected term. Additionally, the Company does not currently anticipate paying dividends on the underlying common stock.

As share-based compensation expense recognized is based on awards ultimately expected to vest, it has been reduced for annualized estimated forfeitures of 13%. Forfeitures are required to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical and forecasted turnover.

A summary of the status of the Company's nonexecutive stock options as of December 25, 2010 and changes during fiscal year 2010 is presented below:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (in thousands)

Share options outstanding at December 26, 2009	172,252	$4.69	7.6
Granted	222,198	5.02
Exercised	—	—
Forfeited or expired	(34,343)	4.73

Share options outstanding at December 25, 2010	360,107	4.89	8.5	$870

Share options exercisable at December 25, 2010	81,891	4.76	6.3	209

Nonexecutive stock options granted during fiscal year 2010 consisted of the following:

Grant Date	Number of awards granted	Option exercise price	Fair value of underlying common stock

7/26/2010	19,702	$5.02	$5.02
8/6/2010	202,496	$5.02	$5.02

The fair value of the common stock underlying the options granted during fiscal year 2010 was determined based on a contemporaneous valuation performed by an independent third-party valuation specialist in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

As of December 25, 2010, there was $452 thousand of total unrecognized compensation cost related to nonexecutive stock options granted under the 2006 Plan. Unrecognized compensation cost is expected to be recognized over a weighted average period of approximately 4.2 years.

(d) Accumulated other comprehensive income

The components of accumulated other comprehensive income were as follows (in thousands):

	December 25, 2010	December 26, 2009

		(As adjusted)
Effect of foreign currency translation	$14,350	4,726
Other	(723)	(297)

Total accumulated other comprehensive income	$13,627	4,429